Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Amounts Recognized as an Expense During the Year Related to Key Management Personnel	The amounts disclosed in the table are the amounts recognized as an expense during the year related to key management personnel.
	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Short-term employee benefits	1,484	826	631
Post-employment pension benefits	114	50	23
Share-based payment transactions	23,104	14,926	-

Total compensation paid to key management personnel	24,702	15,802	654